Income Tax - Reconciliation of Effective Income Tax Rate (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2015	Nov. 01, 2014	Oct. 31, 2015	Nov. 01, 2014	Jan. 31, 2015	Feb. 01, 2014
Effective income tax rate reconciliation
Statutory federal rate					35.00%	35.00%
State taxes, net of federal benefit					3.20%	4.00%
Other					0.20%	(2.40%)
Effective income tax rate	36.50%	38.40%	37.50%	38.40%	38.40%	36.60%